Eaton Vance

Georgia Municipal Income Fund

May 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 95.6%
Security	Principal Amount (000’s omitted)	Value
Education — 8.5%
Fulton County Development Authority, (Georgia Tech Athletic Association), 5.00%, 10/1/35	$500	$615,785
Fulton County Development Authority, (Georgia Tech Facilities, Inc.), 5.00%, 6/15/36	425	539,227
Fulton County Development Authority, (Georgia Tech Facilities, Inc.), 5.00%, 6/15/37	520	657,447
Georgia Private Colleges and Universities Authority, (Emory University), 0.56%, (SIFMA + 0.42%), 8/16/22 (Put Date), 10/1/39(1)	2,000	1,975,020
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 10/1/31	245	300,203
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/37	1,000	1,282,830
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 10/1/38	1,000	1,195,330
Unified Government of Athens-Clarke County Development Authority, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,200	1,454,472

		$8,020,314

Electric Utilities — 2.0%
Burke County Development Authority, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$1,000	$1,072,950
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	750	829,702

		$1,902,652

Escrowed/Prerefunded — 6.1%
Columbus, Water and Sewerage Revenue, Prerefunded to 5/1/24, 5.00%, 5/1/33	$500	$590,940
DeKalb County Hospital Authority, (DeKalb Medical Center), Prerefunded to 9/1/20, 6.125%, 9/1/40	1,000	1,014,760
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	740	919,280
Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), Prerefunded to 11/1/21, 5.00%, 11/1/30	750	800,805
Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), Prerefunded to 5/1/22, 5.00%, 11/1/30	750	817,672
Jefferson City School District, Prerefunded to 2/1/21, 5.25%, 2/1/33	1,500	1,550,220

		$5,693,677

General Obligations — 23.7%
Bleckley County School District, 5.00%, 10/1/42	$1,000	$1,290,530
Bryan County School District, 4.00%, 8/1/33	500	574,685
Bryan County School District, 4.00%, 8/1/34	435	497,327
Cherokee County School System, 5.00%, 2/1/29	1,000	1,204,090
Cherokee County School System, 5.00%, 2/1/33	500	666,895
Columbia County, 5.00%, 1/1/28	1,000	1,280,340
DeKalb County, (Special Transportation, Parks and Greenspace and Libraries Tax District), 5.00%, 12/1/27	1,000	1,263,410
Downtown Savannah Authority, 4.00%, 8/1/25	2,495	2,942,004
Forsyth County Public Facilities Authority, (Forsyth County School District), 4.00%, 2/1/31	290	338,172
Forsyth County School District, 5.00%, 2/1/32	1,000	1,295,450
Forsyth County School District, 5.00%, 2/1/37	500	633,785

Security	Principal Amount (000’s omitted)	Value
Fulton County, 5.00%, 7/1/31	$1,000	$1,263,680
Georgia, 2.00%, 8/1/27	315	315,293
Georgia, 4.00%, 7/1/35	1,000	1,201,290
Georgia, 5.00%, 2/1/28	1,500	1,801,785
Gilmer County School District, 5.00%, 12/1/25	400	496,860
Harris County School District, 4.00%, 3/1/33	275	336,053
Heard County Public Facilities Authority, (Heard County School District), 4.00%, 3/1/30	575	696,290
Jackson County School District, 5.00%, 3/1/30	1,000	1,334,550
Jackson County School District, 5.00%, 3/1/32	1,000	1,315,970
Valdosta School System, 5.00%, 2/1/28	1,000	1,232,920
Worth County School District, 5.00%, 12/1/37	235	288,660

		$22,270,039

Hospital — 17.1%
Augusta Development Authority, (AU Health System, Inc.), 5.00%, 7/1/29	$560	$671,457
Brookhaven Development Authority, (Children’s Healthcare of Atlanta), 5.00%, 7/1/39	500	612,040
Carroll City-County Hospital Authority, (Tanner Medical Center, Inc.), 5.00%, 7/1/29	500	608,885
Cedartown Polk County Hospital Authority, (Polk Medical Center), 5.00%, 7/1/39	850	947,495
Cobb County Kennestone Hospital Authority, (WellStar Health System, Inc.), 5.00%, 4/1/36	500	564,735
Dalton-Whitfield County Joint Development Authority, (Hamilton Health Care System), 4.00%, 8/15/34	400	452,696
DeKalb Private Hospital Authority, (Children’s Healthcare of Atlanta), 4.00%, 7/1/39	1,865	2,119,088
Fulton County Development Authority, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,757,370
Fulton County Development Authority, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,407,800
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 4.00%, 2/15/37	1,500	1,635,990
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/37	1,000	1,151,380
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 4.00%, 8/1/37	250	272,890
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 4.00%, 8/1/38	500	539,305
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.00%, 8/1/28	650	750,438
Richmond County Hospital Authority, (University Health Services, Inc.), 5.00%, 1/1/31	1,260	1,479,290
Savannah Hospital Authority, (St. Joseph’s/Candler Health System, Inc.), 4.00%, 7/1/43	500	525,585
Savannah Hospital Authority, (St. Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	551,925

		$16,048,369

Industrial Development Revenue — 4.3%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter & Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,526,540
Monroe County Development Authority, (Georgia Power Co.), 2.25%, 7/1/25	1,000	1,020,470
Rockdale County Development Authority, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(2)	500	491,885

		$4,038,895

Insured-Education — 1.2%
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGM), 5.25%, 6/15/27	$1,125	$1,129,039

		$1,129,039

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 4.4%
Griffin, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	$1,000	$1,116,630
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,208,740
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	980	983,048
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	542,657
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	295,458

		$4,146,533

Insured-General Obligations — 1.8%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,423,506
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/24	295	297,953

		$1,721,459

Insured-Lease Revenue/Certificates of Participation — 2.6%
East Point Building Authority, (Water and Sewer Project), (AGM), 5.00%, 2/1/35	$695	$844,043
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,428	1,638,858

		$2,482,901

Insured-Special Tax Revenue — 0.8%
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), Escrowed to Maturity, 6.25%, 7/1/20	$85	$85,389
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	160	110,103
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	598,737

		$794,229

Insured-Transportation — 0.1%
Puerto Rico Highway and Transportation Authority, (NPFG), 4.625%, 7/1/23	$100	$99,784

		$99,784

Insured-Water and Sewer — 3.4%
DeKalb County, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	$1,590	$1,971,361
Etowah Water and Sewer Authority, (BAM), 4.00%, 3/1/35	500	581,610
Henry County Water and Sewerage Authority, (NPFG), 5.25%, 2/1/25	500	609,080

		$3,162,051

Lease Revenue/Certificates of Participation — 2.0%
Atlanta & Fulton County Recreation Authority, (Zoo Atlanta Parking Facility), 5.00%, 12/1/36	$1,000	$1,247,320
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	500	620,270

		$1,867,590

Other Revenue — 1.3%
Sandy Springs Public Facilities Authority, (City Center Project), 5.00%, 5/1/35	$1,000	$1,216,260

		$1,216,260

Senior Living/Life Care — 0.9%
Gainesville and Hall County Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	$500	$523,835
Savannah Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	345	348,992

		$872,827

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 4.6%
Atlanta Development Authority, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	$750	$812,918
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, 5.00%, 7/1/42	1,000	1,157,650
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, 5.00%, 7/1/43	1,000	1,185,310
Unified Government of Athens-Clarke County Development Authority, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,175,720

		$4,331,598

Transportation — 3.0%
Atlanta, Airport Revenue, 5.00%, 1/1/31	$1,000	$1,123,140
Atlanta, Airport Revenue, (AMT), 4.00%, 7/1/39	600	661,074
Georgia State Road and Tollway Authority, 5.00%, 6/1/29	835	1,051,816

		$2,836,030

Water and Sewer — 7.8%
Atlanta, Water and Wastewater Revenue, 5.00%, 11/1/29	$1,000	$1,292,000
Atlanta, Water and Wastewater Revenue, 5.25%, 11/1/30	1,000	1,157,060
Cobb County-Marietta Water Authority, 5.00%, 11/1/28	375	460,815
Columbus, Water and Sewerage Revenue, 5.00%, 5/1/36	250	300,725
Forsyth County Water and Sewerage Authority, 5.00%, 4/1/27	1,100	1,293,721
Fulton County, Water and Sewer Revenue, 5.00%, 1/1/33	1,500	1,651,905
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,186,090

		$7,342,316

Total Tax-Exempt Investments — 95.6% (identified cost $84,265,917)		$89,976,563

Other Assets, Less Liabilities — 4.4%		$4,101,054

Net Assets — 100.0%		$94,077,617

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2020, 15.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 7.2% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at May 31, 2020.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2020, the aggregate value of these securities is $491,885 or 0.5% of the Fund’s net assets.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guarantee Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

The Fund did not have any open derivative instruments at May 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$89,976,563	$—	$89,976,563
Total Investments	$—	$89,976,563	$—	$89,976,563

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.